REVERSE RECAPITALIZATION - Reconciliation (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
REVERSE RECAPITALIZATION
Cash - MCAC's trust and cash (net of redemption)	$ 38,441,920
Less: transaction costs and advisory fees paid	(2,670,961)
Net Business Combination financing	$ 35,770,959